Selling and marketing expenses (Tables)	12 Months Ended
Dec. 31, 2024
Selling and marketing expenses
Schedule of Selling and marketing expenses

	For the year ended 31 December
	2024	2023	2022
	USD	USD	USD
Offline marketing expenses	71,571	48,272	1,420,687
Staff costs	49,413	38,252	7,358,107
Growth marketing expenses	—	6,907	8,676,404
	120,984	93,431	17,455,198